Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of movement of the share options granted to employees of the Group

		Period from 19 December		Period from 1 January		Year ended		Year ended
		to 31 December 2019		to 18 December 2019		31 December 2018		31 December 2017
		Successor (NFH)		Predecessor (HHH)
		Weighted average		Weighted average		Weighted average		Weighted average
		exercise price per	Number of	exercise price per	Number	exercise price	Number	exercise price	Number
	Notes	share	options	share	of options	per share	of options	per share	of options
At beginning of period	(a)	4.8	3,849,921	24.3	1,150,120	24.0	1,140,040	24.0	1,144,840
Granted during the Period		—	—	31.2	117,551	28.4	66,000	—	—
Forfeited during the Period		—	—	—	—	24.0	(55,920)	24.0	(4,800)
Settled during the Period	(b)	—	—	24.8	(505,208)	—	—	—	—

At end of period		4.8	3,849,921	25.0	762,463	24.3	1,150,120	24.0	1,140,040

Exercisable at the end of the period			3,280,062		650,000		562,948		426,248
(a)

The number of NFH options at the beginning of the Successor Period was calculated by multiplying the number of Partnership options outstanding at the end of 2019 Predecessor Period (or 762,463 options) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested options. The fair value of these fully vested options are included in the purchase consideration of the Business Combination (Note 23).

Schedule of inputs to the models used for the share options granted under the plan

The following tables list the inputs to the models used for the share options granted during 2019 Predecessor Period and 2018 Predecessor Period under the Plan:

	Period from 1
	January to 18	Year ended 31
	December 2019	December 2018
	Predecessor (HHH)	Predecessor (HHH)
Expected volatility range (%)	36.3%	40.2%
Risk–free interest rate (%)	2.59%	3.12%
Exercise multiple	2.8	2.8
Fair value of LP interest unit (US$)	39.84	32.81

The exercise multiple was estimated as the average ratio of the LP interest unit price to the exercise price of when employees would decide to voluntarily exercise their vested options. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The following table lists the inputs to the model used for the NFH options issued and the Partnership options replaced on the Closing Date:

	Successor	Predecessor
	(NFH)	(HHH)
Expected volatility range (%)	31.65%‑32.74%	31.65%‑32.74%
Risk–free interest rate (%)	1.80%‑19.1%	1.80%‑19.1%
Exercise multiple	2.8	2.8
Fair value of ordinary share/LP interest unit (US$)	10.11	48.74

Schedule of movement of the RSUs granted to the employees of the Group

		Period from 19 December	Period from 1 January	Year ended 31	Year ended 31
		to 31 December 2019	to 18 December 2019	December 2018	December 2017
	Notes	Successor (NFH)	Predecessor (HHH)
At beginning of period	(c)	148,393	644,060	645,020	647,420

Granted during the period		—	58,776	27,000	—
Forfeited during the period		—	—	(27,960)	(2,400)
Exercised during the period		—	(400,000)	—	—
Settled during the period	(d)	—	(273,448)	—	—

At end of period		148,393	29,388	644,060	645,020
(a)

The number of NFH RSUs at the beginning of the Successor Period was calculated by multiplying the number of Partnership RSUs at the end of 2019 Predecessor Period (or 29,388 RSUs) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested RSUs. The fair value of these fully vested RSUs are included in the purchase consideration of the Business Combination (Note 23).